Financial Instruments - Summary of Detailed Information About Hedges (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of detailed information about hedges [line items]
Financial liabilities for hedging - current	$ 9,282,400	$ 295,901	$ 12,456,104
Fair value hedge of borrowings denominated in foreign currencies [member]
Disclosure of detailed information about hedges [line items]
Financial asset for hedging - current	0	0	0
Financial liabilities for hedging - current	843,838	26,900	3,515,265
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedges [line items]
Financial asset for hedging - current	0	0	0
Financial liabilities for hedging - current	$ 8,438,562	$ 269,001	$ 8,940,839